Integration and Restructuring Costs (Tables)	12 Months Ended
Dec. 31, 2012
Restructuring Costs [Abstract]
Restructuring Activities
Details of the restructuring liability activity from January 1, 2011 through December 31, 2012, including actions taken prior to 2012 are as follows:

(In millions of dollars)	Balance at 1/1/11	Expense Incurred	Cash Paid	Other	Balance at 12/31/11	Expense Incurred	Cash Paid	Other	Balance at 12/31/12
Severance	$40	$29	$(40)	$(2)	$27	$46	$(38)	$1	$36
Future rent under non-cancelable leases and other costs	171	22	(42)	3	154	32	(50)	(2)	134
Total	$211	$51	$(82)	$1	$181	$78	$(88)	$(1)	$170